Capital and Reserves - Summary of Reserves at Reporting Date (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of reserves within equity [abstract]
Foreign currency translation differences for foreign operations	₩ (259,749)	₩ (59,042)
Other comprehensive loss from associates and joint venture (excluding remeasurements of net defined benefit liabilities)	(28,531)	(29,436)
Reserves	₩ (288,280)	₩ (88,478)	₩ (5,766)	₩ (63,843)